Unit-Based Compensation - Series B units issued as compensation to advisors and vendors (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Units
Granted		0
Series B units
Total Units
Nonvested as of beginning	235,580
Granted	81,142	353,203
Vested	(316,722)	(117,624)
Nonvested as of ending		235,580
Weight-Average Grant Date Fair Value Per Share
Granted	$ 0.14	$ 0.01
Vested	$ 0.04	$ 0.01